Consolidated Balance Sheets Details	12 Months Ended
Feb. 28, 2018
Balance Sheet Related Disclosures [Abstract]
Consolidated Balance Sheets Details
CONSOLIDATED BALANCE SHEET DETAILS
Accounts receivable, net
The allowance for doubtful accounts as at February 28, 2018 was $24 million (February 28, 2017 - $12 million).
There was no customer that comprised more than 10% of accounts receivable as at February 28, 2018 (February 28, 2017 - one customer that comprised more than 10%).
Inventories
Inventories comprised the following:

	As at
	February 28, 2018	February 28, 2017
Raw materials	$—	$4
Work in process	—	1
Finished goods	3	21
	$3	$26

During fiscal 2018, the Company recorded non-cash, pre-tax charges of nil relating to the write-down of inventory (fiscal 2017 - $150 million; fiscal 2016 - $36 million).
Other current assets
Other current assets include items such as deferred cost of sales and prepaid expenses, among other items, none of which were greater than 5% of the current assets balance in all years presented.
Property, plant and equipment, net
Property, plant and equipment comprised the following:

	As at
	February 28, 2018	February 28, 2017
Cost
Buildings, leasehold improvements and other	85	101
BlackBerry operations and other information technology	987	1,070
Manufacturing, repair and research and development equipment	75	87
Furniture and fixtures	10	15
	1,157	1,273
Accumulated amortization	1,093	1,182
Net book value	$64	$91

For the year ended February 28, 2018, amortization expense related to property, plant and equipment amounted to $36 million (February 28, 2017 - $76 million; February 29, 2016 - $124 million).
Sale, disposal and abandonment of LLA - Property, plant and equipment, net
There were $3 million in losses associated with the sale, disposal and abandonment of property, plant and equipment during the year ended February 28, 2018.
As part of the Company’s resource alignment program (the “RAP”) as described in Note 8, the Company sold or disposed of a significant amount of property, plant and equipment. The Company incurred losses on the write-down of property, plant and equipment to fair value (as assets held for sale), the sale thereof, or disposal thereof of $171 million for the year ended February 28, 2017 (February 29, 2016 - $195 million).
Intangible assets, net
Intangible assets comprised the following:

	As at February 28, 2018
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$682	$512	$170
Intellectual property	411	212	199
Other acquired intangibles	197	89	108
	$1,290	$813	$477

	As at February 28, 2017
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$676	$446	$230
Intellectual property	418	184	234
Other acquired intangibles	197	59	138
	$1,291	$689	$602

Other acquired intangibles include items such as customer relationships and brand.
For the year ended February 28, 2018, amortization expense related to intangible assets amounted to $141 million (February 28, 2017 - $163 million; February 29, 2016 - $492 million).
Total additions to intangible assets in fiscal 2018 amounted to $30 million (fiscal 2017 - $57 million). During fiscal 2018, the additions to intangible assets primarily consisted of payments for intellectual property relating to patent registration, licenses and maintenance fees.
Based on the carrying value of the identified intangible assets as at February 28, 2018, and assuming no subsequent impairment of the underlying assets, the annual amortization expense for each of the succeeding years is expected to be as follows: fiscal 2019 - $120 million; fiscal 2020 - $101 million; fiscal 2021 - $82 million; fiscal 2022 - $54 million; and fiscal 2023 - $20 million.
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 28, 2018	February 28, 2017
Acquired technology	3.2 years	3.4 years
Intellectual property	7.0 years	8.5 years
Other acquired intangibles	4.4 years	5.0 years

Impairment of LLA
As discussed in Note 1, during fiscal 2018 the Company recorded an LLA Impairment Charge of $11 million, which was applicable to certain prepaid royalty arrangements associated with the Company’s sale of handheld devices.
During fiscal 2017, the Company recorded the Fiscal 2017 LLA Impairment Charge of $501 million associated with intellectual property within the asset group associated with the Company’s handheld devices business. There were no LLA impairment charges taken in fiscal 2016.
Sale, disposal and abandonment of LLA - Intangible assets, net
The Company conducts regular reviews of the individual patents, both organically generated and acquired, composing its patent portfolio. As a result of this review, for the year ended February 28, 2018, the Company ceased enforcement and abandoned legal right and title to patents with a cost of $16 million, accumulated amortization of $10 million, and a net book value of approximately $6 million (February 28, 2017 - $62 million, $55 million, and $7 million respectively; February 29, 2016 - $592 million, $456 million and $136 million, respectively).
Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2018, February 28, 2017 and February 29, 2016 were as follows:

Carrying Amount
Carrying amount as at February 28, 2015	$85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(7)
Goodwill acquired through business combinations during the year	540
Carrying amount as at February 29, 2016	618
Goodwill Impairment Charge	(57)
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(2)
Carrying amount as at February 28, 2017	559
Effect of foreign exchange on non-U.S. dollar denominated goodwill	10
Carrying amount as at February 28, 2018	$569
As discussed in Note 1, the Company recorded the Goodwill Impairment Charge of $57 million during fiscal 2017.
Long-term receivables
The Company’s long-term receivables comprised the following:

	As at
	February 28, 2018	February 28, 2017
Long-term intellectual property licensing receivable	$25	$—
Mortgage receivable	—	7
	$25	$7

The Company has a long-term intellectual property licensing receivable comprising a series of future amounts owing from a single licensee. As the amounts of the receivable are long-term in nature, the Company initially measured the payments at present value using an effective interest rate of 4.5%, and will record interest income over time to arrive at the total face value of the remaining payments of $27 million.
Accrued liabilities
Accrued liabilities comprised the following:

	As at
	February 28, 2018	February 28, 2017
Accrued royalties	18	43
Resource Alignment Program liability, current portion	19	18
Variable incentive accrual	40	29
Other	128	150
	$205	$240

Other accrued liabilities include, among other items, accrued vendor liabilities, accrued carrier liabilities and payroll withholding taxes, among other items, none of which were greater than 5% of the current liabilities balance.
Other long-term liabilities
Other long-term liabilities consists of the present value of accrued future lease payments associated with the Company’s Resource Alignment Program (the “RAP”) as described in Note 8.